Employee Option Plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Option Plans [Line Items]
Schedule of stock-based compensation expense resulting from stock options grants
	Year ended December 31,
	2019	2018	2017

Cost of revenues	$-	$2	$7
Research and development expenses	-	4	8
Selling and marketing expenses	74	4	-
General and administrative expenses	3,800	3,971	4,019
	$3,874	$3,981	$4,034

Matrix [Member]
Employee Option Plans [Line Items]
Schedule of employee option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2019	769,390	2.61	2.19	6,823
Exercised	563,878	3.65	-	5,272
Granted	1,520,000	11.16	5	213
Outstanding at December 31, 2019	1,725,512	10.17	3.73	17,153
Exercisable at December 31, 2019	51,378	-	-	1,033

Sapiens [Member]
Employee Option Plans [Line Items]
Schedule of employee option activity
	Year ended December 31, 2019
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2019	2,055,182	9.86	3.80	2,594
Granted	155,000	13.60
Exercised	(177,872)	6.96
Expired and forfeited	(162,898)	9.57

Outstanding at December 31, 2019	1,869,412	10.25	3.21	23,838

Exercisable at December 31, 2019	970,408	9.34	2.41	13,258

Schedule of options outstanding under stock option plans separated into ranges of exercise price
					Weighted
		Weighted			Average
	Options	Average	Weighted	Options	Exercise
	outstanding	remaining	average	Exercisable	price of
Ranges of	as of	contractual	exercise	as of	Options
exercise price	December 31,	Term	price	December 31,	Exercisable
	$2019	(Years)		$2019	$

1.26-6.10	12,158	1.33	2.75	12,158	2.75
7.60	300,000	1.34	7.60	300,000	7.60
8.45-8.96	95,000	2.48	8.88	63,750	8.93
9.11-9.96	457,254	3.05	9.39	287,000	9.43
10.21-11.21	145,000	4.11	10.94	55,000	10.69
11.23	607,500	3.68	11.23	200,000	11.23
11.99-12.40	90,000	3.16	12.13	52,500	12.17
13.12	125,000	1.57	13.12	-	-
13.28-15.60	37,500	5.25	15.14	-	-

	1,869,412	3.21	10.25	970,408	9.34

Magic Software [Member]
Employee Option Plans [Line Items]
Schedule of employee option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2019	220,767	3.83	3.81	1,684
Granted	-	-
Exercised	(78,500)	2.47
Forfeited	(22,500)	-

Outstanding at December 31, 2019	119,767	2.58	1.37	1,171

Exercisable at December 31, 2019	119,767	2.58	1.37	1,171

Schedule of options outstanding under stock option plans separated into ranges of exercise price
Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
1.01-2	40,000	0.30	1.38	40,000	1.38
3.01-4	73,517	1.77	3.02	73,517	3.02
5.01-6	6,250	3.61	5.02	6,250	5.02
	119,767	1.37	2.58	119,767	2.58